Accounting Principles Applied in the Preparation of the Consolidated Financial Statements - Summary of Geographical Analysis of Operating Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Geographical Areas [Line Items]
Total operating expenses	$ 67,480	$ 30,163	$ 19,846
Switzerland [Member]
Disclosure Of Geographical Areas [Line Items]
Total operating expenses	63,956	$ 30,163	$ 19,846
USA [Member]
Disclosure Of Geographical Areas [Line Items]
Total operating expenses	$ 3,524